Income Taxes	12 Months Ended
Apr. 27, 2019
Income Taxes
9.	Income Taxes
Income (loss) before income taxes for fiscal 2019, fiscal 2018 and fiscal 2017 are as follows:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Domestic operations	$3,082	(137,693)	47,127
Foreign operations	—	(2)	(328)
Total income (loss) before taxes	3,082	(137,695)	46,799

Income tax provisions (benefits) for fiscal 2019, fiscal 2018 and fiscal 2017 are as follows:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Current:
Federal	$175	19,990	3,722
State	(1,628)	(1,340)	(7,480)
Foreign	—	—	—
Total current	(1,453)	18,650	(3,758)
Deferred:
Federal	43	(52,831)	25,724
State	723	21,966	2,810
Foreign	—	—	—
Total deferred	766	(30,865)	28,534
Total	$(687)	(12,215)	24,776
Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Federal statutory income tax rate	21.0%	30.3%	35.0%
State income taxes, net of federal income tax benefit	21.5	3.0	10.0
Changes to unrecognized tax benefits	(72.0)	1.8	(5.9)
Excess executive compensation	(0.9)	(0.1)	0.3
Meals and entertainment disallowance	10.0	(0.2)	0.5
Tax credits	(6.0)	0.6	—
Changes in valuation allowance	103.2	(26.7)	(1.2)
Changes in deferred taxes and payables	(34.7)	(3.7)	7.0
Amounts not deductible for tax	5.5	0.1	1.9
State law changes	(72.1)	1.5	3.1
Impact of Tax Cuts and Jobs Act	—	4.1	—
Goodwill impairment	—	(1.8)	—
Other, net	2.2	—	2.2
Effective income tax rate	(22.3)%	8.9%	52.9%
The Company recorded an income tax benefit of $687 in fiscal 2019 compared with an income tax benefit of $12,215 and income tax provision of $24,776 in fiscal 2018 and fiscal 2017, respectively. The Company’s effective tax rate was (22.3)%, 8.9% and 52.9% in fiscal 2019, fiscal 2018 and fiscal 2017, respectively. The primary drivers of the effective tax rate in fiscal 2019 include the changes in deferred taxes and payable, changes in valuation allowance, changes to unrecognized tax benefits and the impact of state legislative changes.
The primary drivers of the effective tax rate in fiscal 2018 included the
impact of remeasurement of deferred taxes as a result of the Tax Cuts and Jobs Act, changes in deferred taxes and payables and the establishment of valuation allowance against federal and certain state net operating losses. In fiscal 2017, the primary drivers of the effective tax rate included changes in uncertain tax positions and changes in deferred taxes and payables.
Effects of the Tax Cuts and Jobs Act
New tax legislation, commonly referred to as the Tax Cuts and Jobs Act or Tax Reform, was enacted on December 22, 2017. Certain aspects of the new law, including the federal corporate tax rate change, had an impact recorded in the Company’s financial statements.
Given the significance of the legislation, the SEC staff issued Staff Accounting Bulletin No. 118 (SAB 118), which allows registrants to record provisional amounts during a one year “measurement period” similar to that used when accounting for business combinations. However, the measurement period is deemed to have ended earlier when the registrant has obtained, prepared and analyzed the information necessary to finalize its accounting. During the measurement period, impacts of the law are expected to be recorded at the time a reasonable estimate for all or a portion of the effects can be made, and provisional amounts can be recognized and adjusted as information becomes available, prepared or analyzed.
During the third quarter of fiscal 2019, the Company completed its analysis of the provisional amounts recorded during fiscal 2018 and recorded an additional provision of $
170 for nondeductible expenditures. The Company was not subject to the transition tax as there were no untaxed foreign earnings.
The Company accounts for income taxes using the asset and liability method. Deferred taxes are recorded based on differences between the financial statement basis and tax basis of assets and liabilities and available tax loss and credit carryforwards. At April 27, 2019 and April 28, 2018, the significant components of the Company’s deferred taxes consisted of the following:
	April 27, 2019	April 28, 2018
Deferred tax assets:
Accrued liabilities	$37,288	$70,891
Insurance liability	4,577	4,830
Loss and credit carryovers	50,413	43,704
Lease transactions	—	93
Pension and post-retirement healthcare	317	340
Stock-based compensation	1,821	2,237
Other	1,669	1,542
Gross deferred tax assets	96,085	123,637
Valuation allowance	(42,503)	(45,861)
Net deferred tax assets	53,582	77,776
Deferred tax liabilities:
Prepaid expenses	(2,419)	(2,779)
Goodwill and intangible asset amortization	(64,529)	(65,910)
Inventory	(930)	(1,440)
Investment in Barnes & Noble.com	(51,978)	(53,304)
Depreciation	(1,310)	(6,387)
Lease transactions	(2,677)	—
Gross deferred tax liabilities	(123,843)	(129,820)
Net deferred tax liabilities	$(70,261)	$(52,044)
The change in deferred tax asset balance during fiscal 2019 is primarily due to the impact of the adoption of Topic 606.
In assessing the realizability of the deferred tax assets, management considered whether it is more likely than not that some or all of the deferred tax assets would be realized. In evaluating the Company’s ability to utilize its deferred tax assets, it considered all available evidence, both positive and negative, in determining future taxable income on a jurisdiction by jurisdiction basis. The Company has recorded a valuation allowance of $42,503 and $45,861 at April 27, 2019 and April 28, 2018, respectively. The decrease in the valuation allowance during fiscal 2019 is due principally to a decrease in deferred tax assets that will no longer require a valuation allowance.
At April 27, 2019, the Company had federal net operating loss carryforwards (NOLs) of approximately $166,144 and state net operating loss carryforwards of $178,143 that are available to offset taxable income in its respective taxing jurisdictions. The federal net operating losses begin to expire in 2019 through 2024. The utilization of $48,228 of the federal NOLs are subject to IRC Section 382 and are limited to approximately $6,653 on an annual basis. NOLs not used during a particular period may be carried forward to future years, though not beyond the expiration years. Additionally, the Company had approximately $117,917 and $177,318 of federal and state NOLs, respectively, that have no annual limitation. The Company had state tax credits totaling $8,538, which have an indefinite life.
As of April 27, 2019, the Company had $4,376 of unrecognized tax benefits, all of which, if recognized, would affect the Company’s effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2019, fiscal 2018 and fiscal 2017 is as follows:

Balance at April 30, 2016	$14,572
Additions for tax positions of the current period	337
Additions for tax positions of prior periods	1,644
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,134)
Balance at April 29, 2017	$9,419
Additions for tax positions of the current period	—
Additions for tax positions of prior periods	—
Reductions due to settlements	(22)
Reductions for tax positions of prior periods	(2,548)
Balance at April 28, 2018	$6,849
Additions for tax positions of the current period	—
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Reductions for tax positions of prior periods	(2,473)
Balance at April 27, 2019	$4,376

The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company recorded net interest and penalties (benefit) expense of approximately $337, $587, and $(2,860) during fiscal 2019, fiscal 2018 and fiscal 2017, respectively. As of April 27, 2019 and April 28, 2018, the Company had net accrued interest and penalties of $637 and $974 respectively.
The amount of unrecognized tax benefits decreased primarily due to the expiration of various state statutes. Further, we believe that it is reasonably possible that the total amount of unrecognized tax benefits at April 27, 2019 could decrease by approximately $368 within the next 12 months as a result of settlement of certain tax audits or lapses of statutes of limitations, which could impact the effective tax rate.
The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2014 and forward.